STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

SPDR® S&P MIDCAP 400® ETF TRUST

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2018

"Standard & Poor's®," "S&P®," "SPDR®," "S&P MidCap 400®," "Standard & Poor's MidCap 400 IndexTM," "S&P MidCap400 IndexTM" and "Standard & Poor's MidCap 400 Depositary ReceiptsTM" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC ("S&P") and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR S&P MidCap 400 ETF Trust (the "Trust") is permitted to use these trademarks pursuant to a sublicense from State Street Advisors Funds Distributors, LLC. The Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P MidCap 400 ETF Trust
Trust Overview
September 30, 2018

INVESTMENT OBJECTIVE:

To replicate the total return of the S&P MidCap 400 IndexTM (the "Index").

INVESTMENT STRATEGY:

The SPDR S&P MidCap 400 ETF Trust (the "Trust") holdings are comprised of the 400 stocks in the Index. The Trust is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the Index. To accomplish its investment objective, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the Index are owned by the Trust in their approximate market capitalization weight. This replication approach is intended to result in low expected tracking error of the Trust relative to the Index.

The Trust is not actively managed. Rather, the Trust attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Trust will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Trust's return to be lower than if the Trust employed an active strategy.

While the Trust is intended to track the performance of the Index as closely as possible (i.e., to achieve a high degree of correlation with the Index), the Trust's return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the portfolio of all of the common stocks of the Index. In addition, it is possible that the Trust may not always fully replicate the performance of the Index due to the unavailability of certain component stocks of the Index in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2018

Common Stock	Shares	Value
Aaron's, Inc.	817,087	$44,498,558
Acadia Healthcare Co., Inc.*	1,042,669	36,701,949
ACI Worldwide, Inc.*	1,367,324	38,476,497
Acuity Brands, Inc.	474,605	74,607,906
Acxiom Corp.*	915,076	45,213,905
Adient PLC	1,025,683	40,319,599
Adtalem Global Education, Inc.*	707,890	34,120,298
AECOM*	1,899,088	62,024,214
AGCO Corp.	785,008	47,720,636
Akorn, Inc.*	1,111,339	14,425,180
Alexander & Baldwin, Inc.	799,680	18,144,739
Alleghany Corp.	176,434	115,128,478
Allegheny Technologies, Inc.*	1,484,544	43,868,275
ALLETE, Inc.	606,662	45,505,717
Allscripts Healthcare Solutions, Inc.*	2,062,443	29,389,813
AMC Networks, Inc., Class A*	536,773	35,609,521
American Campus Communities, Inc.	1,618,549	66,619,477
American Eagle Outfitters, Inc.	1,990,251	49,417,932
American Financial Group, Inc.	831,309	92,250,360
Apergy Corp.*	913,519	39,792,888
AptarGroup, Inc.	734,486	79,133,522
Aqua America, Inc.	2,101,473	77,544,354
ARRIS International PLC*	2,002,217	52,037,620
Arrow Electronics, Inc.*	1,032,213	76,094,742
Ashland Global Holdings, Inc.	737,358	61,834,842
Aspen Insurance Holdings Ltd.	705,078	29,472,260
Associated Banc-Corp.	2,032,727	52,850,902
Atmos Energy Corp.	1,313,475	123,348,437
AutoNation, Inc.*	679,340	28,226,577
Avanos Medical, Inc.*	558,485	38,256,222
Avis Budget Group, Inc.*	785,748	25,253,941
Avnet, Inc.	1,367,336	61,215,633
BancorpSouth Bank	1,060,799	34,688,127
Bank of Hawaii Corp.	496,458	39,175,501
Bank OZK	1,427,858	54,201,490
Bed Bath & Beyond, Inc.	1,655,187	24,827,805
Belden, Inc.	480,005	34,277,157
Bemis Co., Inc.	1,075,044	52,247,138
Big Lots, Inc.	476,500	19,912,935
Bio-Rad Laboratories, Inc., Class A*	236,648	74,068,457

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2018

Common Stock	Shares	Value
Bio-Techne Corp.	445,670	$90,965,704
Black Hills Corp.	633,051	36,773,933
Blackbaud, Inc.	573,861	58,235,414
Boston Beer Co., Inc., Class A*	101,992	29,322,700
Boyd Gaming Corp.	954,823	32,320,759
Brinker International, Inc.	482,178	22,532,178
Brink's Co.	601,831	41,977,712
Brown & Brown, Inc.	2,737,923	80,960,383
Brunswick Corp.	1,024,350	68,651,937
Cable One, Inc.	58,610	51,788,382
Cabot Corp.	727,121	45,605,029
Callon Petroleum Co.*	2,687,969	32,228,748
Camden Property Trust	1,096,176	102,569,188
Cantel Medical Corp.	428,612	39,458,021
Carlisle Cos., Inc.	705,599	85,941,958
Carpenter Technology Corp.	558,224	32,907,305
Cars.com, Inc.*	757,767	20,921,947
Carter's, Inc.	548,893	54,120,850
Casey's General Stores, Inc.	432,247	55,807,410
Catalent, Inc.*	1,711,210	77,945,615
Cathay General Bancorp	911,784	37,784,329
CDK Global, Inc.	1,528,920	95,649,235
Charles River Laboratories International, Inc.*	567,342	76,330,193
Cheesecake Factory, Inc.	498,027	26,664,366
Chemed Corp.	190,040	60,732,983
Chemical Financial Corp.	843,358	45,035,317
Chemours Co.	2,088,844	82,384,007
Chesapeake Energy Corp.*	10,775,530	48,382,130
Churchill Downs, Inc.	140,974	39,148,480
Ciena Corp.*	1,684,365	52,619,563
Cinemark Holdings, Inc.	1,255,753	50,481,271
Cirrus Logic, Inc.*	720,762	27,821,413
Clean Harbors, Inc.*	602,885	43,154,508
CNO Financial Group, Inc.	1,943,808	41,247,606
CNX Resources Corp.*	2,516,591	36,012,417
Cognex Corp.	2,031,992	113,425,793
Coherent, Inc.*	287,010	49,420,252
Commerce Bancshares, Inc.	1,120,800	73,995,216
Commercial Metals Co.	1,382,138	28,361,472
CommVault Systems, Inc.*	453,770	31,763,900

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2018

Common Stock	Shares	Value
Compass Minerals International, Inc.	399,837	$26,869,046
Convergys Corp.	1,076,696	25,560,763
Core Laboratories NV	522,232	60,490,133
CoreCivic, Inc.	1,400,481	34,073,703
CoreLogic, Inc.*	956,090	47,240,407
CoreSite Realty Corp.	433,550	48,184,747
Corporate Office Properties Trust	1,219,713	36,384,039
Cousins Properties, Inc.	4,965,473	44,143,055
Cracker Barrel Old Country Store, Inc.	283,529	41,715,622
Crane Co.	598,361	58,848,804
Cree, Inc.*	1,202,330	45,532,237
Cullen/Frost Bankers, Inc.	754,866	78,838,205
Curtiss-Wright Corp.	519,490	71,388,316
Cypress Semiconductor Corp.	4,270,402	61,878,125
CyrusOne, Inc.	1,235,681	78,342,175
Dana, Inc.	1,707,326	31,875,776
Deckers Outdoor Corp.*	355,224	42,122,462
Delphi Technologies PLC	1,048,714	32,887,671
Deluxe Corp.	562,499	32,028,693
Diamond Offshore Drilling, Inc.*	762,965	15,259,300
Dick's Sporting Goods, Inc.	903,927	32,071,330
Dillard's, Inc., Class A	227,234	17,347,044
Domino's Pizza, Inc.	494,593	145,806,016
Domtar Corp.	742,900	38,757,093
Donaldson Co., Inc.	1,523,450	88,756,197
Douglas Emmett, Inc.	1,906,673	71,919,706
Dril-Quip, Inc.*	443,497	23,172,718
Dun & Bradstreet Corp.	438,524	62,494,055
Dunkin' Brands Group, Inc.	989,548	72,949,479
Dycom Industries, Inc.*	368,948	31,213,001
Eagle Materials, Inc.	564,435	48,112,439
East West Bancorp, Inc.	1,711,672	103,333,639
Eaton Vance Corp.	1,394,293	73,284,040
Edgewell Personal Care Co.*	638,303	29,508,748
Eldorado Resorts, Inc.*	767,335	37,292,481
EMCOR Group, Inc.	687,209	51,616,268
Encompass Health Corp.	1,167,752	91,026,268
Energen Corp.*	967,973	83,410,233
Energizer Holdings, Inc.	705,989	41,406,255
EnerSys	497,536	43,350,312

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2018

Common Stock	Shares	Value
Ensco PLC, Class A	5,162,996	$43,575,686
EPR Properties	878,190	60,076,978
Esterline Technologies Corp.*	312,997	28,467,077
Evercore, Inc., Class A	483,758	48,641,867
Exelixis, Inc.*	3,520,308	62,379,858
FactSet Research Systems, Inc.	453,077	101,357,856
Fair Isaac Corp.*	344,241	78,676,281
Federated Investors, Inc., Class B	1,130,676	27,271,905
First American Financial Corp.	1,318,886	68,041,329
First Horizon National Corp.	3,838,847	66,258,499
First Industrial Realty Trust, Inc.	1,488,091	46,726,057
First Solar, Inc.*	891,275	43,155,535
Five Below, Inc.*	658,232	85,609,654
Flowers Foods, Inc.	2,167,075	40,437,619
FNB Corp.	3,830,049	48,718,223
Fortinet, Inc.*	1,698,125	156,685,994
Fulton Financial Corp.	2,077,896	34,596,968
GATX Corp.	445,303	38,558,787
Genesee & Wyoming, Inc., Class A*	701,993	63,874,343
Gentex Corp.	3,176,363	68,164,750
Genworth Financial, Inc., Class A*	5,913,895	24,660,942
GEO Group, Inc.	1,438,445	36,191,276
Globus Medical, Inc., Class A*	865,655	49,134,578
Graco, Inc.	1,974,330	91,490,452
Graham Holdings Co., Class B	51,771	29,990,940
Granite Construction, Inc.	539,740	24,666,118
Greif, Inc., Class A	306,407	16,441,800
Gulfport Energy Corp.*	1,862,770	19,391,436
Haemonetics Corp.*	610,570	69,959,111
Hain Celestial Group, Inc.*	1,055,956	28,637,527
Hancock Whitney Corp.	1,008,015	47,931,113
Hanover Insurance Group, Inc.	502,421	61,983,679
Hawaiian Electric Industries, Inc.	1,286,050	45,770,519
Healthcare Realty Trust, Inc.	1,479,203	43,281,480
Healthcare Services Group, Inc.	870,996	35,379,858
HealthEquity, Inc.*	639,807	60,404,179
Helen of Troy Ltd.*	311,155	40,730,189
Herman Miller, Inc.	702,763	26,986,099
Highwoods Properties, Inc.	1,222,040	57,753,610
Hill-Rom Holdings, Inc.	784,357	74,043,301

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2018

Common Stock	Shares	Value
HNI Corp.	516,595	$22,854,163
Home BancShares, Inc.	1,898,029	41,566,835
Hospitality Properties Trust	1,941,422	55,990,610
Hubbell, Inc.	646,965	86,415,115
ICU Medical, Inc.*	195,824	55,369,236
IDACORP, Inc.	595,229	59,064,574
IDEX Corp.	905,721	136,455,926
Ingredion, Inc.	838,953	88,056,507
Inogen, Inc.*	207,318	50,610,470
Integra LifeSciences Holdings Corp.*	834,619	54,976,354
Integrated Device Technology, Inc.*	1,527,825	71,823,053
Interactive Brokers Group, Inc., Class A	886,870	49,052,780
InterDigital, Inc.	411,175	32,894,000
International Bancshares Corp.	648,392	29,177,640
International Speedway Corp., Class A	288,680	12,644,184
ITT, Inc.	1,034,706	63,386,090
j2 Global, Inc.	552,564	45,779,927
Jabil, Inc.	1,810,561	49,029,992
Jack Henry & Associates, Inc.	911,619	145,931,970
Jack in the Box, Inc.	321,943	26,988,482
Janus Henderson Group PLC	1,988,398	53,607,210
JBG SMITH Properties	1,279,164	47,111,610
JetBlue Airways Corp.*	3,695,262	71,540,272
John Wiley & Sons, Inc., Class A	537,401	32,566,501
Jones Lang LaSalle, Inc.	537,868	77,625,110
KB Home	1,010,762	24,167,319
KBR, Inc.	1,661,896	35,115,862
Kemper Corp.	718,849	57,831,402
Kennametal, Inc.	964,402	42,009,351
Keysight Technologies, Inc.*	2,213,850	146,733,978
Kilroy Realty Corp.	1,188,872	85,230,234
Kirby Corp.*	636,485	52,350,891
Knight-Swift Transportation Holdings, Inc.	1,514,711	52,227,235
Lamar Advertising Co., Class A	999,471	77,758,844
Lamb Weston Holdings, Inc.	1,729,511	115,185,433
Lancaster Colony Corp.	230,544	34,399,470
Landstar System, Inc.	485,381	59,216,482
LaSalle Hotel Properties	1,303,990	45,105,014
Legg Mason, Inc.	1,009,323	31,521,157
Leidos Holdings, Inc.	1,777,487	122,931,001

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2018

Common Stock	Shares	Value
LendingTree, Inc.*	87,811	$20,205,311
Lennox International, Inc.	427,937	93,461,441
Liberty Property Trust	1,745,923	73,765,247
Life Storage, Inc.	550,427	52,378,633
LifePoint Health, Inc.*	456,689	29,410,772
Lincoln Electric Holdings, Inc.	769,792	71,929,364
Littelfuse, Inc.	296,253	58,625,506
LivaNova PLC*	573,956	71,153,325
Live Nation Entertainment, Inc.*	1,629,781	88,774,171
LogMeIn, Inc.	612,660	54,588,006
Louisiana-Pacific Corp.	1,685,733	44,655,067
Lumentum Holdings, Inc.*	741,656	44,462,277
Mack-Cali Realty Corp.	1,066,732	22,678,722
Mallinckrodt PLC*	982,840	28,807,040
Manhattan Associates, Inc.*	776,737	42,409,840
ManpowerGroup, Inc.	766,524	65,890,403
MarketAxess Holdings, Inc.	443,781	79,210,471
Marriott Vacations Worldwide Corp.	483,782	54,062,638
Masimo Corp.*	566,916	70,603,719
Matador Resources Co.*	1,223,283	40,429,503
MAXIMUS, Inc.	758,761	49,364,991
MB Financial, Inc.	994,557	45,859,023
McDermott International, Inc.*	2,132,451	39,301,072
MDU Resources Group, Inc.	2,315,308	59,480,263
Medical Properties Trust, Inc.	4,309,603	64,256,181
Medidata Solutions, Inc.*	704,876	51,674,460
MEDNAX, Inc.*	1,104,009	51,513,060
Mercury General Corp.	320,250	16,063,740
Meredith Corp.	469,963	23,991,611
Michaels Cos., Inc.*	1,153,767	18,725,638
Minerals Technologies, Inc.	417,013	28,190,079
MKS Instruments, Inc.	647,178	51,871,317
Molina Healthcare, Inc.*	729,513	108,478,583
Monolithic Power Systems, Inc.	459,667	57,701,998
MSA Safety, Inc.	413,129	43,973,451
MSC Industrial Direct Co., Inc., Class A	544,097	47,940,387
Murphy Oil Corp.	1,921,345	64,057,642
Murphy USA, Inc.*	353,454	30,206,179
Nabors Industries Ltd.	3,844,501	23,682,126
National Fuel Gas Co.	1,015,226	56,913,570

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2018

Common Stock	Shares	Value
National Instruments Corp.	1,327,365	$64,151,550
National Retail Properties, Inc.	1,854,321	83,110,667
Navient Corp.	2,781,873	37,499,648
NCR Corp.*	1,392,600	39,563,766
NetScout Systems, Inc.*	856,135	21,617,409
New Jersey Resources Corp.	1,042,705	48,068,700
New York Community Bancorp, Inc.	5,792,010	60,063,144
New York Times Co., Class A	1,666,798	38,586,374
NewMarket Corp.	105,514	42,786,982
Nordson Corp.	618,154	85,861,591
NorthWestern Corp.	594,329	34,863,339
NOW, Inc.*	1,280,283	21,188,684
Nu Skin Enterprises, Inc., Class A	655,905	54,059,690
NuVasive, Inc.*	607,385	43,112,187
nVent Electric PLC	1,924,423	52,267,329
NVR, Inc.*	40,267	99,491,704
Oasis Petroleum, Inc.*	3,155,114	44,739,517
Oceaneering International, Inc.*	1,163,844	32,122,094
OGE Energy Corp.	2,359,170	85,685,054
Old Dominion Freight Line, Inc.	774,813	124,946,344
Old Republic International Corp.	3,358,215	75,156,852
Olin Corp.	1,972,560	50,655,341
Ollie's Bargain Outlet Holdings, Inc.*	607,266	58,358,263
Omega Healthcare Investors, Inc.	2,366,316	77,544,175
ONE Gas, Inc.	620,327	51,040,506
Oshkosh Corp.	863,471	61,513,674
Owens-Illinois, Inc.*	1,880,983	35,343,671
PacWest Bancorp	1,446,100	68,906,665
Papa John's International, Inc.	265,175	13,598,174
Patterson Cos., Inc.	974,717	23,831,831
Patterson-UTI Energy, Inc.	2,598,885	44,466,922
PBF Energy, Inc., Class A	1,415,602	70,652,696
Perspecta, Inc.	1,683,512	43,299,929
Pinnacle Financial Partners, Inc.	864,679	52,010,442
Pitney Bowes, Inc.	2,220,866	15,723,731
Plantronics, Inc.	389,434	23,482,870
PNM Resources, Inc.	940,849	37,116,493
Polaris Industries, Inc.	691,105	69,767,050
PolyOne Corp.	944,242	41,282,260
Pool Corp.	476,896	79,584,404

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2018

Common Stock	Shares	Value
Post Holdings, Inc.*	786,909	$77,148,558
PotlatchDeltic Corp.	741,242	30,353,860
PRA Health Sciences, Inc.*	684,302	75,403,237
Prestige Consumer Healthcare, Inc.*	611,067	23,153,329
Primerica, Inc.	509,389	61,406,844
Prosperity Bancshares, Inc.	783,658	54,346,682
PTC, Inc.*	1,252,597	133,013,275
QEP Resources, Inc.*	2,799,096	31,685,767
Range Resources Corp.	2,445,595	41,550,659
Rayonier, Inc.	1,529,145	51,700,392
Realogy Holdings Corp.	1,464,911	30,235,763
Regal Beloit Corp.	513,268	42,318,947
Reinsurance Group of America, Inc.	751,887	108,692,785
Reliance Steel & Aluminum Co.	854,578	72,886,958
RenaissanceRe Holdings Ltd.	475,576	63,527,442
Rowan Cos. PLC, Class A*	1,500,726	28,258,671
Royal Gold, Inc.	773,729	59,623,557
RPM International, Inc.	1,576,180	102,357,129
Ryder System, Inc.	627,142	45,825,266
Sabra Health Care REIT, Inc.	2,105,843	48,687,090
Sabre Corp.	2,957,229	77,124,532
Sally Beauty Holdings, Inc.*	1,419,072	26,096,734
Sanderson Farms, Inc.	237,382	24,538,177
Science Applications International Corp.	501,349	40,408,729
Scientific Games Corp.*	647,930	16,457,422
Scotts Miracle-Gro Co.	464,883	36,600,239
SEI Investments Co.	1,556,008	95,072,089
Senior Housing Properties Trust	2,806,983	49,290,621
Sensient Technologies Corp.	499,354	38,205,575
Service Corp. International	2,130,349	94,161,426
Signature Bank	653,827	75,085,493
Signet Jewelers Ltd.	613,157	40,425,441
Silgan Holdings, Inc.	914,614	25,426,269
Silicon Laboratories, Inc.*	512,048	47,006,006
Six Flags Entertainment Corp.	843,891	58,920,470
Skechers U.S.A., Inc., Class A*	1,595,743	44,569,102
SLM Corp.*	5,142,599	57,339,979
SM Energy Co.	1,218,582	38,421,890
Sonoco Products Co.	1,176,473	65,294,251
Sotheby's*	432,840	21,291,400

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2018

Common Stock	Shares	Value
Southwest Gas Holdings, Inc.	580,356	$45,865,535
Southwestern Energy Co.*	6,925,237	35,387,961
Sprouts Farmers Market, Inc.*	1,501,116	41,145,590
Steel Dynamics, Inc.	2,773,228	125,322,173
STERIS PLC	998,708	114,252,195
Sterling Bancorp	2,663,273	58,592,006
Stifel Financial Corp.	841,019	43,110,634
Superior Energy Services, Inc.*	1,825,221	17,777,653
Synaptics, Inc.*	417,688	19,054,927
Syneos Health, Inc.*	717,174	36,970,320
SYNNEX Corp.	355,733	30,130,585
Synovus Financial Corp.	1,386,081	63,468,649
Tanger Factory Outlet Centers, Inc.	1,109,201	25,378,519
Taubman Centers, Inc.	720,430	43,103,327
TCF Financial Corp.	1,980,730	47,161,181
Tech Data Corp.*	452,982	32,419,922
TEGNA, Inc.	2,542,673	30,410,369
Teledyne Technologies, Inc.*	424,195	104,640,423
Teleflex, Inc.	540,930	143,936,064
Telephone & Data Systems, Inc.	1,087,626	33,096,459
Tempur Sealy International, Inc.*	540,148	28,573,829
Tenet Healthcare Corp.*	979,690	27,881,977
Teradata Corp.*	1,406,774	53,049,448
Teradyne, Inc.	2,202,156	81,435,729
Terex Corp.	766,062	30,573,534
Texas Capital Bancshares, Inc.*	592,464	48,967,150
Texas Roadhouse, Inc.	785,150	54,403,043
Thor Industries, Inc.	591,298	49,491,643
Timken Co.	819,686	40,861,347
Toll Brothers, Inc.	1,601,373	52,893,350
Tootsie Roll Industries, Inc.	219,105	6,408,821
Toro Co.	1,242,520	74,513,924
Transocean Ltd.*	5,073,800	70,779,510
TreeHouse Foods, Inc.*	664,348	31,789,052
TRI Pointe Group, Inc.*	1,795,830	22,268,292
Trimble, Inc.*	2,952,409	128,311,695
Trinity Industries, Inc.	1,744,769	63,928,336
Trustmark Corp.	798,721	26,876,962
Tupperware Brands Corp.	590,848	19,763,866

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2018

Common Stock	Shares	Value
Tyler Technologies, Inc.*	456,535	$111,878,467
UGI Corp.	2,053,609	113,934,227
Ultimate Software Group, Inc.*	368,528	118,736,036
UMB Financial Corp.	532,558	37,758,362
Umpqua Holdings Corp.	2,600,998	54,100,758
United Bankshares, Inc.	1,226,303	44,576,114
United Natural Foods, Inc.*	596,011	17,850,529
United States Steel Corp.	2,093,308	63,804,028
United Therapeutics Corp.*	514,552	65,800,910
Uniti Group, Inc.	2,075,167	41,814,615
Urban Edge Properties	1,346,821	29,737,808
Urban Outfitters, Inc.*	900,831	36,843,988
Valley National Bancorp	3,915,231	44,046,349
Valmont Industries, Inc.	264,677	36,657,764
Valvoline, Inc.	2,253,051	48,463,127
Vectren Corp.	981,330	70,155,282
Versum Materials, Inc.	1,286,878	46,340,477
ViaSat, Inc.*	661,175	42,282,141
Vishay Intertechnology, Inc.	1,560,543	31,757,050
Visteon Corp.*	346,852	32,222,551
Wabtec Corp.	1,013,255	106,270,184
Washington Federal, Inc.	986,730	31,575,360
Watsco, Inc.	378,599	67,428,482
Webster Financial Corp.	1,089,373	64,229,432
Weight Watchers International, Inc.*	456,416	32,857,388
Weingarten Realty Investors	1,406,893	41,869,136
Wendy's Co.	2,211,440	37,904,082
Werner Enterprises, Inc.	524,618	18,545,246
West Pharmaceutical Services, Inc.	868,610	107,247,277
WEX, Inc.*	508,993	102,185,435
Williams-Sonoma, Inc.	951,495	62,532,251
Wintrust Financial Corp.	665,770	56,550,504
Woodward, Inc.	655,823	53,029,848
World Fuel Services Corp.	802,534	22,214,141
World Wrestling Entertainment, Inc., Class A	512,273	49,552,167
Worthington Industries, Inc.	477,169	20,690,048
WPX Energy, Inc.*	4,663,424	93,828,091
WR Berkley Corp.	1,136,632	90,850,996
Wyndham Destinations, Inc.	1,174,312	50,918,168

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2018

Common Stock	Shares	Value
Wyndham Hotels & Resorts, Inc.	1,180,618	$65,606,942
Zebra Technologies Corp., Class A*	634,194	112,144,525
Total Investments (Cost $21,957,189,589)		$21,455,416,477

*  Non-income producing security for the year ended September 30, 2018.

The securities of the Trust's investment portfolio categorized by industry group, as a percentage of total net assets at value, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,791,275,535	8.34%
Banks	1,572,095,770	7.32%
Retail	1,122,978,662	5.23%
Healthcare - Products	1,096,909,595	5.11%
Software	1,089,323,075	5.07%
Insurance	987,275,098	4.60%
Oil & Gas	936,407,084	4.36%
Electronics	842,727,326	3.93%
Commercial Services	823,615,641	3.84%
Healthcare - Services	596,991,720	2.78%
Computers	596,944,307	2.78%
Chemicals	588,104,848	2.74%
Machinery - Diversified	581,224,582	2.71%
Diversified Financial Services	536,606,620	2.50%
Gas	509,326,257	2.37%
Food	505,597,283	2.36%
Semiconductors	464,124,805	2.16%
Miscellaneous Manufacturing	439,994,907	2.05%
Transportation	416,985,807	1.94%
Electric	404,259,892	1.88%
Iron / Steel	367,150,211	1.71%
Media	363,862,781	1.69%
Entertainment	357,781,117	1.67%
Electrical Components & Equipment	338,682,251	1.58%
Telecommunications	291,000,659	1.36%
Aerospace/Defense	248,469,267	1.16%
Home Builders	248,312,308	1.16%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2018

Industry Classification	Value	Percentage
Oil & Gas Services	$233,845,242	1.09%
Engineering & Construction	204,635,463	0.95%
Biotechnology	202,249,225	0.94%
Packaging & Containers	194,753,129	0.91%
Building Materials	186,228,947	0.87%
Hand / Machine Tools	156,257,662	0.73%
Savings & Loans	150,230,510	0.70%
Lodging	148,845,869	0.69%
Distribution / Wholesale	147,012,886	0.68%
Pharmaceuticals	141,788,786	0.66%
Apparel	140,812,414	0.66%
Leisure Time	138,418,987	0.64%
Auto Parts & Equipment	137,305,597	0.64%
Housewares	130,878,029	0.61%
Office / Business Equipment	127,868,256	0.60%
Real Estate	107,860,873	0.50%
Metal Fabricate / Hardware	98,209,159	0.46%
Machinery - Construction & Mining	92,087,208	0.43%
Mining	86,492,603	0.40%
Water	77,544,354	0.36%
Airlines	71,540,272	0.33%
Office Furnishings	49,840,262	0.23%
Energy - Alternate Sources	43,155,535	0.20%
Environmental Control	43,154,508	0.20%
Household Products / Wares	40,730,189	0.19%
Forest Products & Paper	38,757,093	0.18%
Trucking & Leasing	38,558,787	0.18%
Cosmetics / Personal Care	29,508,748	0.14%
Beverages	29,322,700	0.14%
Home Furnishings	28,573,829	0.13%
Internet	20,921,947	0.10%
Total Investments	21,455,416,477	99.94%
Other Assets in Excess of Liabilities	11,578,428	0.06%
Net Assets	21,466,994,905	100.00%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Assets and Liabilities

September 30, 2018
Assets:
Investments in securities of unaffiliated issuers, at value (cost $21,957,189,589)	$21,455,416,477
Cash	59,756,935
Receivable from Units created	118,969,643
Dividend receivable	21,269,902
Receivable from securities sold	125,321,976
Total Assets	$21,780,734,933
Liabilities:
Payable for securities purchased	$186,909,102
Distribution payable	60,784,486
Payable for Units redeemed	55,101,229
Accrued Trustee fees	4,030,610
Payable to Sponsor	3,648,401
License fee payable	2,469,691
Other accrued expenses	796,509
Total liabilities	313,740,028
Net Assets	$21,466,994,905
Net assets presented by:
Interest in Unitholders (58,438,792 units of fractional undivided interest (Units) outstanding; unlimited units authorized)
Paid-in capital	$22,509,990,196
Total distributable earnings (loss)	(1,042,995,291)
Net Assets	$21,466,994,905
Units of beneficial interest outstanding, no par value, unlimited Units authorized:	58,438,792
Net asset value per Unit:	$367.34

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Operations

	Year Ended September 30,
	2018	2017	2016
Investment Income
Dividend income from unaffiliated issuers	$314,304,457	$264,562,647	$260,595,192
Expenses:
Printing and distributions expenses	22,820,463	19,650,949	17,898,568
Trustee fees and expenses	20,845,627	19,133,742	16,005,600
License fees	6,115,664	5,613,609	4,650,381
Legal fees	581,803	125,002	170,000
Audit fees	107,474	114,974	111,594
Other fees and expenses	144,674	145,895	121,123
Total expenses	50,615,705	44,784,171	38,957,266
Less: voluntary fee reduction by the Trustee (see Note 3)	(916,233)	(739,417)	(204,088)
Net expenses	49,699,472	44,044,754	38,753,178
Net Investment Income	$264,604,985	$220,517,893	$221,842,014
Realized and unrealized gains (losses) on investments of unaffiliated issuers:
Net realized gains (losses)	$87,954,046	$(137,308,970)	$(427,716,335)
Net realized gains from in-kind redemptions	2,107,744,433	1,763,132,843	1,193,675,327
Net realized gains	2,195,698,479	1,625,823,873	765,958,992
Net increase in unrealized appreciation of investments	102,693,990	1,033,301,746	1,153,929,850
Net realized and unrealized gains on investments	2,298,392,469	2,659,125,619	1,919,888,842
Net increase in net assets resulting from operations	$2,562,997,454	$2,879,643,512	$2,141,730,856

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2018	2017	2016
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$264,604,985	$220,517,893	$221,842,014
Net realized gains on investments and in-kind redemptions	2,195,698,479	1,625,823,873	765,958,992
Net increase in unrealized appreciation on investments	102,693,990	1,033,301,746	1,153,929,850
Net increase in net assets resulting from operations	2,562,997,454	2,879,643,512	2,141,730,856
Net equalization credits and charges (Note 2)	1,399,287	—	—
Distributions to Unitholders(1)	(246,170,773)	(239,114,371)	(225,298,124)
Unitholder Transactions:
Proceeds from subscriptions of Units	15,829,281,170	15,346,405,991	24,239,786,617
Reinvestment of dividends and distributions	923,251	682,830	471,049
Less: Redemptions of Units	(15,510,413,524)	(16,352,971,553)	(23,195,470,152)
Net income equalization (Note 2)	(1,399,287)	—	—
Increase (decrease) in net assets due to Unitholder transactions	318,391,610	(1,005,882,732)	1,044,787,514
Total increase	2,636,617,578	1,634,646,409	2,961,220,246
Net Assets
Beginning of year	18,830,377,327	17,195,730,918	14,234,510,672
End of year(2)	$21,466,994,905	$18,830,377,327	$17,195,730,918

(1)  For the periods ended September 30, 2017 and 2016, respectively, the distributions to unitholders were $239,114,371 and $225,298,124, respectively, from net investment income. See Note 11 on the notes to financial statements.

(2)  Distribution in excess of net investment income amounted to $(43,423,095) and $(24,036,012) as of September 30, 2017 and 2016, respectively. See Note 11 on the notes to financial statements.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Financial Highlights

	Year Ended September 30,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year	$326.43	$282.20	$248.94	$249.39	$226.19
Investment Operations:
Net investment income(1)	4.55	3.63	3.77	3.34	2.83
Net realized and unrealized gain (loss) on investments	40.57	44.56	33.27	(0.28)	23.10
Total from investment operations	45.12	48.19	37.04	3.06	25.93
Net equalization credits and charges(1)	0.02	—	—	—	—
Less Distributions from:
Net investment income	(4.23)	(3.96)	(3.78)	(3.51)	(2.73)
Net asset value, end of year	$367.34	$326.43	$282.20	$248.94	$249.39
Total investment return*	13.88%	17.12%	14.97%	1.19%	11.45%
Ratios and Supplemental Data
Net assets, end of year (000's omitted)	$21,466,995	$18,830,377	$17,195,731	$14,234,511	$13,830,102
Ratio to average net assets:
Ratio of expenses to average net assets(2)	0.24%	0.24%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets(2)	1.30%	1.18%	1.43%	1.25%	1.15%
Portfolio turnover rate(3)	17.30%	23.45%	24.50%	22.28%	16.68%

(1)  Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.

(2)  Net of voluntary fee reduction by the Trustee, if any. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.30% and 0.25% for the year ended September 30, 2018, 1.18% and 0.24% for the year ended September 30, 2017, 1.43% and 0.25% for the year ended September 30, 2016, 1.25% and 0.25% for the year ended September 30, 2015, 1.15% and 0.25% for the year ended September 30, 2014. (See Note 3).

(3)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of Units.

*  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. It excludes the offset of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Trust in the secondary market.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Notes to Financial Statements
September 30, 2018

Note 1 — Organization

SPDR® S&P MidCap 400® ETF Trust (the "Trust") is a unit investment trust that issues securities called "Units." The Trust is organized under New York law and is governed by a trust agreement between The Bank of New York Mellon (formerly, The Bank of New York) (the "Trustee") and PDR Services LLC (the "Sponsor"), dated and executed as of April 27, 1995, as amended (the "Trust Agreement"). The Trust is an investment company registered under the Investment Company Act of 1940, as amended. Units represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor's MidCap 400 IndexTM (the "Index").

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. ("ICE"). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol "ICE."

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of the Trust's financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services Investment Companies.

Security Valuation - Trust securities are generally valued based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange deemed to be the principal market for the security or, if there is no such appropriate closing sale price on such exchange, at the closing bid price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the securities are not listed or, if so listed and the principal market for the securities is other than on such exchange or there is no such closing bid price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market or (d) by any combination thereof.

The Trust follows the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

The guidance establishes three levels of inputs that may be used to measure fair value:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2018 in valuing the Trust's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investment in Securities
Common Stocks	$21,455,416,477	$—	$—	$21,455,416,477
Total	$21,455,416,477	$—	$—	$21,455,416,477

There were no transfers between levels during the year ended September 30, 2018.

Investment Risk - The Trust's investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that those changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security's issuer was in financial trouble unless that security was removed from the Index.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts ("REITs"). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trust's policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee's estimates of such re-designations for which actual information has not yet been reported.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually, unless offset by available capital loss carryforwards.

Equalization - The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

U.S. Federal Income Tax - For U.S. federal income tax purposes, the Trust has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (a "RIC"), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its "investment company taxable income" determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the "Tax Act"), a direct REIT shareholder is permitted to claim a 20% deduction for "qualified REIT dividends" (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). The Tax Act does not contain a provision permitting a regulated investment company, such as the Trust, to pass through the special character of "qualified REIT dividends" to its unitholders.

Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Trust will not. The Trustee has reviewed the Trust's tax positions for the tax years subject to audit as of September 30, 2018, and has determined that no provision for income taxes is necessary for the year ended September 30, 2018. The tax returns of the Trust's 2015, 2016 and 2017 tax years and the year ended September 30, 2018 remain subject to audit. The Trust has not recognized any tax liabilities relating to the Trust's tax positions considered to be uncertain tax positions for the current year or prior years.

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of large blocks of 25,000 Units (known as "Creation Units"), and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	0.14	% per annum
$500,000,001-$1,000,000,000*	0.12	% per annum
$1,000,000,001 and above*	0.10	% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee has voluntarily agreed to reduce its fee for the years ended September 30, 2018, 2017 and 2016 as disclosed in the Statements of Operations. The amount of the reduction equals the daily Federal Funds Rate, as published in the Wall Street Journal, multiplied by the daily balance of the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the Securities and Exchange Commission, dated January 18, 1995, the Sponsor is reimbursed by the Trust for certain expenses, to the extent such expenses do not exceed 0.30% per annum of the daily net asset value of the Trust as calculated by the Trustee. The expenses reimbursed to the Sponsor for the years ended September 30, 2018, 2017 and 2016 did not exceed 0.30% per annum.

Note 4 — Trust Transactions in Units

Transactions in Trust Units were as follows:

	Year Ended September 30, 2018		Year Ended September 30, 2017
	Units	Amount	Units	Amount
Units sold	45,550,000	$15,829,281,170	49,975,346	$15,346,405,991
Dividend reinvestment Units issued	2,664	923,251	2,306	682,830
Units redeemed	(44,800,000)	(15,510,413,524)	(53,225,000)	(16,352,971,553)
Net increase/(decrease)	752,664	$319,790,897	(3,247,348)	$(1,005,882,732)

	Year Ended September 30, 2016
	Units	Amount
Units sold	93,075,589	$24,239,786,617
Dividend reinvestment Units issued	1,731	471,049
Units redeemed	(89,325,000)	(23,195,470,152)
Net increase	3,752,320	$1,044,787,514

Except under the Trust's dividend reinvestment plan, Units are issued and redeemed by the Trust for authorized participants only in Creation Units. Such transactions are permitted only on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the net asset value per Unit of the Trust on the transaction date. The transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the "Transaction Fee") is non-refundable, regardless of the net asset value of the Trust. The Transaction Fee is the lesser of $3,000 or 0.20% (20 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit may be charged per Creation Unit per day. During the year ended September 30, 2018, the Trustee earned $1,131,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the year ended September 30, 2018.

At September 30, 2018, the Trustee and its affiliates held $2,598,743,157 or 12.11% of fractional undivided interest in the Trust.

Note 5 — Investment Transactions

For the year ended September 30, 2018, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $15,775,242,105, $15,457,696,636, $3,598,059,412, and $3,508,112,302, respectively.

Note 6 — U.S. Federal Income Tax Status

The following details the distributions and net distributable earnings as of September 30, 2018. The components of distributable earnings for tax purposes differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, distribution payable, post-October losses deferred and amortization of license fees.

The tax composition of dividends paid during the years ending September 30, 2018, September 30, 2017 and September 30, 2016, in the amounts disclosed on the statement of changes in net assets, was ordinary income.

At September 30, 2018, the Trust's cost of investments for federal income tax purposes and unrealized appreciation (depreciation) was as follows:

Cost of investments for federal income tax purposes	$22,066,556,674
Gross unrealized appreciation	$1,471,068,669
Gross unrealized depreciation	(2,082,208,866)
Net unrealized depreciation	$(611,140,197)
Distributable earnings, ordinary income	$63,817,331
Short-term capital loss carryforwards (no expiration):	$7,238,560
Long-term capital loss carryforwards (no expiration):	$70,041,049

During the year ended September 30, 2018, $709,669,042 of capital loss carryforwards expired. To the extent that capital loss carryforwards are used to offset future capital gains, it is probable that the offset gains will not be distributed to Unitholders.

At September 30, 2018, the Trust deferred $328,107,161 of capital losses arising subsequent to October 31, 2017. For tax purposes, such losses will be reflected in the year ending September 30, 2019.

As of September 30, 2018, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions, expired capital loss carryforwards and distributions received from REITs. To reflect reclassifications arising from these differences, distributions in excess of net investment income were increased by $1,479,441, accumulated net realized loss on investments were increased by $1,285,466,996 and paid-in capital was increased by

$1,286,946,437. Distributions in excess of net investment income and accumulated net realized loss on investments are presented together in Total distributable earnings (loss) on the Statement of Assets and Liabilities.

Note 7 — Representations and Indemnifications

In the normal course of business, the Trustee or the Sponsor, on behalf of the Trust, may enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 — Related Party Transactions

The Trustee used BNY Mellon Capital Markets, LLC ("BNYMellon CM"), an indirect-wholly-owned subsidiary of The Bank of New York Mellon Corporation, and an affiliate of the Trustee, to execute some brokerage transactions for the Trust. During the fiscal years ended September 30, 2018, 2017 and 2016, the Trust paid $773,337, $975,074 and $853,328 in commissions to BNYMellon CM, respectively.

Note 9 — License Agreement and Distribution Expenses

A license agreement between State Street Global Advisors Funds Distributors, LLC ("SSGA FD") and S&P (the "License Agreement") grants SSGA FD a license to use the Index as a basis for determining the composition of the portfolio of all the common stocks of the Index. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. have each received a sublicense from SSGA FD for the use of the Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of Units.

Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended beyond such date without the consent of any of the owners of Units.

In addition, the following distribution expenses are or may be charged to the Trust: (a) reimbursement to the Sponsor of amounts paid by it to S&P in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Units; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Units and the Trust (including, but not limited to, associated legal, consulting, advertising, and marketing costs and other out-of-pocket expenses such as printing). With respect to the marketing expenses described in item (c) above, the Sponsor has entered into an agreement with SSGA FD, pursuant to which SSGA FD has agreed to market and promote the Trust. SSGA FD is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Pursuant to the provisions of an exemptive order, the expenses set forth in this paragraph may be charged to the Trust by the Trustee in an amount equal to the actual costs incurred, but in no case shall such charges exceed 0.30% per annum of the daily net asset value of the Trust. These distribution expenses are presented on the Trust's Statements of Operations.

Note 10 — Subsequent Event

The Trustee has evaluated the impact of all subsequent events of the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustments or disclosure in the financial statements.

Note 11 — New Accounting Pronouncement

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13") which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Trustee is currently evaluating the impact of this guidance to the Trust. The impact would most likely be limited to changes in the Trust's financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

In August 2018, the SEC released its Final Rule on Disclosure Update and Simplification (the "Final Rule") which is intended to simplify an issuer's disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. The Trust has adopted the Final Rule for the current period with the most notable impacts being that the Trust is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to Unitholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of the SPDR S&P MidCap 400 ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the SPDR S&P MidCap 400 ETF Trust (the "Trust") as of September 30, 2018, the related statements of operations and of changes in net assets for each of the three years in the period ended September 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2018, the results of its operations and the changes in its net assets for each of the three years in the period ended September 30, 2018 and the financial highlights for each of the five years in the period ended September 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Trust's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
January 16, 2019

We have served as the auditor of one or more investment companies in the SPDR Funds since 1993.

TAX INFORMATION
(Unaudited)

For U.S. federal income tax purposes, the percentage of Trust dividend distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2018 is 100.0%.

For the fiscal year ended September 30, 2018, all dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and subject to a maximum U.S. federal income tax rate of 20% in the case of certain non-corporate unitholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2018 Form 1099-DIV.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2018
(Unaudited)

Total Trust Assets:	$21,780,734,933
Trust Net Assets:	$21,466,994,905
Number of Units:	58,438,792
Fractional Undivided Interest in Trust Represented by each Unit:	1/58,438,792
Record Date:	Quarterly, on the first (1st) Business Day after the third Friday in each of March, June, September and December.
Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.
Trustee's Annual Fee:	From 0.10% to 0.14%, based on the net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.
Estimated Ordinary Operating Expenses of the Trust:	0.25% (inclusive of Trustee's annual fee)
Net Asset Value per Unit (based on the value of the securities, other net assets of the Trust and number of Units outstanding):	$367.34
Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange LLC (ordinarily 4:00 p.m. New York time).
Licensor:	Standard & Poor's Financial Services LLC, a division of The McGraw-Hill Companies, Inc.
Mandatory Termination Date:*

The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Trust Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	The Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The Trust Agreement became effective and the initial deposit was made on April 27, 1995.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2018

SPDR S&P MidCap 400 ETF Trust
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2018

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	0	0.00%
Between zero and 0.25%	684	54.33%
Bid/Ask Price Equal to NAV	10	0.79%
Between zero and -0.25%	565	44.88%
Less than -0.25%	0	0.00%
Total:	1,259	100.00%

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/18 (Unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	13.88%	72.87%	214.11%	1,290.75%
Return Based on Bid/Ask Price	13.95%	72.82%	216.20%	1,291.20%
S&P MidCap 400 Index	13.88%	72.87%	214.11%	1,290.75%

Annualized Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	13.88%	11.57%	12.13%	11.89%
Return Based on Bid/Ask Price	13.95%	11.56%	12.20%	11.89%
S&P MidCap 400 Index	13.88%	11.57%	12.13%	11.89%

(1)  Since December 1, 2008 the Bid/Ask Price was the midpoint of the NYSE Arca Bid/Ask price at the time the Trust's NAV was calculated. From April 1, 2001 to November 28, 2008, the Bid/Ask Price was the midpoint of the Bid/Ask price on NYSE Amex (formerly the American Stock Exchange and now NYSE MKT), ordinarily 4:00 p.m. Prior to April 1, 2001, the Bid/Ask Price was the midpoint of the Bid/Ask price on the close of trading on the American Stock Exchange, ordinarily 4:15 p.m.

(2)  The Cumulative and Annualized Total Return for the Trust and the Index are calculated from the Trust's inception date of April 27, 1995.

SPDR S&P MidCap 400 ETF Trust
(Unaudited)

Sponsor

PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel

Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, NY 10017